Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 19,935,888	$ 3,495,231
Restricted cash	130,125	130,125
Digital currencies		1,539
Accounts receivable	47,093	62,221
Inventories	32,785	39,133
Marketable securities, at fair value	702,937	28,384,944
Investments in derivatives		4,289
Amounts due from related parties	113,858
Due from brokers	160,341	160,337
Other receivables and prepayments	795,087	1,378,996
Total current assets	21,918,114	33,656,815
Property, plant and equipment, net	4,148,449	4,686,323
Operating lease right-of-use assets	355,202	547,389
Non-marketable investments	4,079,707	4,079,707
Intangible assets, net	917,170	964,857
Long-term deposits	296,225	296,225
Total Assets	31,714,867	44,231,316
Current liabilities:
Amounts due to related parties	133,761	145,926
Accounts payable and accrued expenses	3,537,237	3,240,772
Finance lease liabilities, current	50,881	49,396
Operating lease liabilities, current	339,040	432,600
Total current liabilities	4,060,919	3,868,694
Finance lease liabilities, non-current	22,106	47,923
Operating lease liabilities, non-current	63,008	155,121
Loan payables to related parties	1,098,492	2,007,285
Total Liabilities	5,244,525	6,079,023
Commitments and contingencies
EQUITY
Class A Ordinary Shares ($1.00 par value; 60,000,000 shares authorized, 13,170,374 and 11,584,324 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively)	13,170,374	11,584,324
Class B Ordinary Shares ($1.00 par value; 40,000,000 shares authorized, 22,437,754 shares issued and outstanding as of June 30, 2021 and December 31, 2020)	22,437,754	22,437,754
Additional paid-in capital	42,441,471	38,247,903
Accumulated other comprehensive income	28,267	53,296
Accumulated deficit	(46,570,550)	(30,489,126)
Total equity attributable to the shareholders of Aptorum Group Limited	31,507,316	41,834,151
Non-controlling interests	(5,036,974)	(3,681,858)
Total equity	26,470,342	38,152,293
Total Liabilities and Equity	$ 31,714,867	$ 44,231,316